UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04182

Name of Fund: BlackRock International Value Fund of BlackRock International Value Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
International Value Fund of BlackRock International Value Trust, 40 East 52nd Street, New
York, NY 10022

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2011

Date of reporting period: 09/30/2010

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2010 (Unaudited)

BlackRock International Value Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 5.7%
National Australia Bank Ltd.	987,790	$ 24,203,961
Newcrest Mining Ltd.	373,655	14,300,515
Suncorp-Metway Ltd.	1,677,761	14,616,310
		53,120,786
Brazil — 3.0%
Cyrela Brazil Realty SA	692,127	9,764,227
Itau Unibanco Holdings SA - ADR	723,774	17,500,855
		27,265,082
China — 2.7%
China CITIC Corp. Ltd.	18,570,000	11,776,913
China Mobile Ltd.	1,281,500	13,109,649
		24,886,562
Denmark — 1.7%
Carlsberg A/S	147,566	15,353,815
Finland — 1.7%
KCI Konecranes Oyj	426,675	15,972,266
France — 7.8%
European Aeronautic Defense and
Space Co.	582,816	14,543,915
Sanofi-Aventis	293,441	19,533,123
Societe Generale SA	241,877	13,986,024
Total SA	456,816	23,604,072
		71,667,134
Germany — 11.7%
Bayer AG	336,143	23,429,187
Bilfinger Berger AG	277,247	19,104,407
DaimlerChrysler AG	310,416	19,645,047
Deutsche Post AG	591,894	10,732,654
Deutsche Telekom AG	1,658,839	22,696,884
HeidelbergCement AG	257,961	12,424,572
		108,032,751
Israel — 1.7%
Teva Pharmaceutical Industries
Ltd. - ADR	302,934	15,979,769
Japan — 18.6%
Fuji Photo Film Co., Ltd.	477,700	15,862,633
Hitachi Ltd.	4,442,000	19,443,045
Mitsubishi Corp.	792,500	18,829,098
Mitsubishi Heavy Industries Ltd.	4,282,000	15,812,701
Mitsubishi UFJ Financial Group,
Inc.	2,971,400	13,795,906
Mitsui Chemicals, Inc.	4,223,000	11,402,316
Nippon Telegraph & Telephone
Corp.	400,500	17,542,789
Nissan Motor Co., Ltd.	2,509,600	21,977,606
Sony Corp.	584,300	18,038,300

Common Stocks		Shares	Value
Japan (concluded)
Sumitomo Corp.		1,517,400	$ 19,567,067
			172,271,461
Mexico — 1.5%
America Movil, SA de CV - ADR		253,756	13,532,807
Netherlands — 1.5%
Koninklijke Ahold NV		1,031,465	13,921,479
South Korea — 1.4%
Samsung Electronics Co., Ltd.		19,048	12,971,861
Spain — 8.2%
Banco Santander SA		1,946,978	24,711,545
Repsol YPF SA		785,525	20,250,242
Telefonica SA		1,233,833	30,625,112
			75,586,899
Switzerland — 4.8%
Credit Suisse Group AG		310,203	13,215,658
Novartis AG, Registered Shares		547,111	31,490,567
			44,706,225
Taiwan — 2.2%
Quanta Computer, Inc.		4,828,000	7,832,046
Taiwan Semiconductor
Manufacturing Co., Ltd. - ADR		1,221,940	12,390,472
			20,222,518
United Kingdom — 22.4%
Aviva Plc		2,683,354	16,820,549
BHP Billiton Plc		732,129	23,349,376
British American Tobacco Plc		639,940	23,899,026
Centrica Plc		4,642,345	23,600,307
Ladbrokes Plc		5,966,270	12,577,530
Lloyds TSB Group Plc (a)		15,559,700	18,051,685
Royal Dutch Shell Plc, Class B		1,103,557	32,240,878
Tesco Plc		3,464,937	23,113,197
United Business Media Ltd.		1,941,191	19,215,784
Xstrata Plc		741,429	14,202,287
			207,070,619
Total Common Stocks – 96.6%			892,562,034
		Par
Structured Notes		(000)
India — 2.1%
Deutsche Bank AG (Axis Bank),
due 8/17/17	USD	326	11,051,549
Morgan Stanley BV (Rolta India
Ltd.), due 5/26/14		909	3,308,871

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts	GBP	British Pound
CHF	Swiss Franc	HKD	Hong Kong Dollar
EUR	Euro	USD	U.S. Dollar

BLACKROCK INTERNATIONAL VALUE FUND

SEPTEMBER 30, 2010 1

Schedule of Investments(continued)

BlackRock International Value Fund
(Percentages shown are based on Net Assets)

		Par
Structured Notes		(000)	Value
India (concluded)
UBS AG (Glenmark
Pharmaceuticals Ltd.), due
12/18/12	USD	764	$ 5,095,787
Total Structured Notes – 2.1%			19,456,207
Total Long-Term Investments
(Cost – $821,665,899) – 98.7%			912,018,241
Time Deposits
Euro - 0.0%
Brown Brothers Harriman & Co.,
0.10%, 10/01/10	EUR	12	16,272
Hong Kong - 0.0%
Brown Brothers Harriman & Co.,
0.01%, 10/01/10	HKD	1,680	216,432
United Kingdom - 0.1%
Brown Brothers Harriman & Co.,
0.06%, 10/01/10	GBP	438	689,990
Total Short-Term Securities
(Cost – $922,694) – 0.1%			922,694
Total Investments
(Cost – $822,588,593*) – 98.8%			912,940,935
Other Assets Less Liabilities – 1.2%			11,546,479
Net Assets – 100.0%			$ 924,487,414

* The cost and unrealized appreciation (depreciation) of investments as of
September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 828,632,975
Gross unrealized appreciation	$ 103,908,169
Gross unrealized depreciation	(19,600,209)
Net unrealized appreciation	$ 84,307,960

(a) Non-income producing security.

• Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:

	Shares Held		Shares Held
	at June 30,		at September 30,
Affiliate	2010	Net Activity	2010	Income
BlackRock Liquidity Funds,
TempFund, Institutional Class	16,699,456	(16,699,456)	-	$ 8,156

• Foreign currency exchange contracts as of September 30, 2010 were as follows:

Currency		Currency			Settlement	Unrealized
Purchased		Sold		Counterparty	Date	Appreciation
USD	4,304,914	CHF	4,201,513	State Street Global Markets	10/01/10	$ 29,221

2 BLACKROCK INTERNATIONAL VALUE FUND

SEPTEMBER 30, 2010

Schedule of Investments(continued)

BlackRock International Value Fund

•Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund's own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of September 30, 2010 in determining the fair valuation of the Fund's investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Long-Term Investments:
Australia	—	$ 53,120,786	—	$ 53,120,786
Brazil	$ 27,265,082	—	—	27,265,082
China	—	24,886,562		24,886,562
Denmark	—	15,353,815	—	15,353,815
Finland	—	15,972,266	—	15,972,266
France	—	71,667,134	—	71,667,134
Germany	—	108,032,751	—	108,032,751
Israel	15,979,769	—	—	15,979,769
Japan	—	172,271,461	—	172,271,461
Mexico	13,532,807	—	—	13,532,807
Netherlands	—	13,921,479	—	13,921,479
South Korea	—	12,971,861	—	12,971,861
Spain	—	75,586,899	—	75,586,899
Switzerland	—	44,706,225	—	44,706,225
Taiwan	12,390,472	7,832,046	—	20,222,518
United Kingdom	—	207,070,619	—	207,070,619
Structured Notes:
Long-Term Investments:
India	5,095,786	—	$ 14,360,421	19,456,207
Short-Term Securities:
Time Deposits	—	922,694	—	922,694
Total	$ 74,263,916 $824,316,598		$ 14,360,421	$ 912,940,935

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency
exchange
contracts	-	$29,221	-	$29,221

1 Derivative financial instruments are foreign currency exchange contracts.
Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK INTERNATIONAL VALUE FUND

SEPTEMBER 30, 2010 3

BlackRock International Value Fund
Schedule of Investments(concluded)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Structured Notes
Asset:
Balance, as of June 30, 2010	--
Accrued discounts/premium	--
Net realized gain (loss)	--
Net change in unrealized appreciation /depreciation[2]	--
Purchases	--
Sales	--
Transfers in3	$ 14,360,421
Transfers out[3]	--
Balance, as of September 30, 2010	$ 14,360,421

2 The change in unrealized appreciation/depreciation on securities still held at
September 30, 2010 was $0.

3 The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

4 BLACKROCK INTERNATIONAL VALUE FUND

SEPTEMBER 30, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Value Fund of BlackRock International Value Trust

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock International Value Fund of BlackRock International Value Trust

Date: November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Value Fund of BlackRock International Value Trust

Date: November 22, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Value Fund of BlackRock International Value Trust

Date: November 22, 2010